Details of Significant Accounts (Details) - Schedule of Interest Income - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Interest Income [Abstract]
Interest income from bank deposits	$ 6,210	$ 7,277
Other interest income	23	39
Total	$ 6,233	$ 7,316